Impairments (Tables)	12 Months Ended
Dec. 31, 2023
Impairments
Schedule of impairment

	Loans in
	the form
	of interest-	Loans to
	bearing	credit	Loans to the
Skr mn	securities	institutions	public	Off-balance	Total
2023
Expected credit losses, stage 1	1	1	-34	-4	-36
Expected credit losses, stage 2	3	0	-22	-21	-40
Expected credit losses, stage 3	-260	—	-252	-1	-513
Established credit losses	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—
Recovered credit losses	—	—	4	—	4
Net credit losses	-256	1	-304	-26	-585
2022
Expected credit losses, stage 1	-9	1	-26	-4	-38
Expected credit losses, stage 2	4	0	3	-1	6
Expected credit losses, stage 3	—	—	-15	0	-15
Established credit losses	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—
Recovered credit losses	—	—	12	1	13
Net credit losses	-5	1	-26	-4	-34
2021
Expected credit losses, stage 1	7	2	50	1	60
Expected credit losses, stage 2	6	0	23	0	29
Expected credit losses, stage 3	—	—	-46	0	-46
Established credit losses	—	—	-52	—	-52
Reserves applied to cover established credit losses	—	—	49	—	49
Recovered credit losses	—	—	1	—	1
Net credit losses	13	2	25	1	41

Schedule of balances and reconciliation of changes in balances and loss allowances by stages

	December 31, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	50,148	80	1,282	51,510	51,401	2,882	—	54,283
Loans to credit institutions	7,914	—	—	7,914	11,147	310	—	11,457
Loans to the public	181,830	34,836	7,970	224,636	167,354	33,851	6,713	207,918
Total, loans, before expected credit losses	239,892	34,916	9,252	284,060	229,902	37,043	6,713	273,658
Off balance, before expected credit losses
Guarantees	6,079	1,163	229	7,471	3,902	900	—	4,802
Committed undisbursed loans	32,292	18,211	4,472	54,975	49,492	20,620	5,257	75,369
Total, off balance, before expected credit losses	38,371	19,374	4,701	62,446	53,394	21,520	5,257	80,171
Total, before expected credit losses	278,263	54,290	13,953	346,506	283,296	58,563	11,970	353,829
of which guaranteed (percent)	62.9	92.8	87.7	68.6	62.9	92.6	98.7	68.9
Loss allowance, loans
Loans in the form of interest-bearing securities	-23	0	-260	-283	-23	-3	—	-26
Loans to credit institutions	-3	—	—	-3	-2	0	—	-2
Loans to the public	-125	-40	-306	-471	-93	-19	-70	-182
Total, loss allowance, loans	-151	-40	-566	-757	-118	-22	-70	-210
Loss allowance, off balance[1]
Guarantees	0	0	-1	-1	0	0	—	0
Committed undisbursed loans	-16	-21	0	-37	-12	-1	0	-13
Total, loss allowance, off balance	-16	-21	-1	-38	-12	-1	0	-13
Total, loss allowance	-167	-61	-567	-795	-130	-23	-70	-223
Provision ratio (percent)	0.06	0.11	4.07	0.23	0.05	0.04	0.58	0.06
1	Recognized under provision in the Consolidated Statement of Financial Position.

Loans and off balance, before loss allowance

	December 31, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	283,296	58,563	11,970	353,829	228,489	66,651	2,389	297,529
Increase due to origination and acquisition	93,373	25,709	1,323	120,405	125,243	5,451	2,453	133,147
Transfer to stage 1	2,108	-2,986	—	-878	5,788	-7,798	—	-2,010
Transfer to stage 2	-3,852	3,142	—	-710	-4,447	3,845	—	-602
Transfer to stage 3	-1,993	-1,159	2,962	-190	-7,980	-725	7,502	-1,203
Decrease due to derecognition	-94,669	-28,979	-2,302	-125,950	-63,797	-8,861	-374	-73,032
Closing balance	278,263	54,290	13,953	346,506	283,296	58,563	11,970	353,829

Loss allowance

	December 31, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-130	-23	-70	-223	-88	-28	-48	-164
Increases due to origination and acquisition	-68	-33	-36	-137	-67	-3	0	-70
Net remeasurement of loss allowance	3	4	8	15	5	9	9	23
Transfer to stage 1	0	0	—	0	-1	7	—	6
Transfer to stage 2	3	-25	—	-22	1	-12	—	-11
Transfer to stage 3	2	0	-493	-491	1	3	-23	-19
Decreases due to derecognition	24	14	8	46	22	2	0	24
Decrease in allowance account due to write-offs	—	—	—	—	—	—	—	—
Exchange-rate differences[1]	-1	2	16	17	-3	-1	-8	-12
Closing balance	-167	-61	-567	-795	-130	-23	-70	-223
1	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.

Summary of loan credit quality, before expected credit losses, allocated by stage

	December 31, 2023				December 31, 2022
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	—	—	—	—	—	—	—	—
AA+ to A-	31,934	—	—	31,934	28,382	—	—	28,382
BBB+ to BBB-	152,502	960	—	153,462	150,441	3,085	—	153,526
BB+ to BB-	40,413	26,267	—	66,680	38,523	25,309	—	63,832
B+ to B-	14,848	4,781	—	19,629	12,396	6,663	—	19,059
CCC to D	195	2,908	9,252	12,355	160	1,986	6,713	8,859
Total, before expected credit losses	239,892	34,916	9,252	284,060	229,902	37,043	6,713	273,658